Securities - Pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities [Abstract]
Pledged assets	$ 144,000	$ 141,000
Pledged collateral for potential borrowings at the Federal Reserve Discount Window	112,000	113,000
Pledged asset, other not separately reported, potential borrowings at FHLB	7,000	5,000
Pledged securities	126,000	124,000
Pledged loans	12,000	11,000
Pledged trading assets	5,000	6,000
Pledged interest-bearing deposits	1,000	1,000
Financial instruments owned and pledged as collateral, amount eligible to be pledged by counterparty	24,000	18,000
Pledged assets permitted to be sold or repledged	122,000	121,000
Market value of securities received as collateral that have been sold or repledged	78,000	84,000
Cash segregated under federal or other regulations	3,822	3,167
Securities segregated under federal or other regulations	$ 4,000	$ 6,000